Business Combination / Acquisition - Schedule of EstimateFair Value of Assets Acquired and Liabilities (Details)	Dec. 31, 2016 USD ($)
Business Combinations [Abstract]
Cash	$ 5,867
Net current liabilities assumed (excluding cash)	(1,926,972)
Identifiable intangible assets	2,361,066
Debt	(326,037)
Net assets acquired	113,924
Goodwill	3,558,076
Purchase price	$ 3,672,000